Label	Element	Value
Buffalo Dividend Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001135300_SupplementTextBlock
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Dividend Focus Fund  (BUFDX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Dividend Focus Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Buffalo Dividend Focus Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Dividend Focus Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 7.98%

Best Quarter: December 31, 2013 = 8.96%

Worst Quarter: September 30, 2015 = -8.59%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.59%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus for reference.